PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation of right-of-use assets	€ 26,786	€ 19,589	€ 16,833
Interest expense on lease liabilities	3,356	1,450	€ 1,219
Contractual commitments for acquisition of property, plant and equipment	€ 397,473	€ 115,330